Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost:
Balance at January 1, 2019	$ 2,241
Effect of application of IFRS 16	193
Purchases	1
Disposals	(2,158)
Ending Balance	277
Accumulated depreciation:
Beginning Balance	134
Effect of application of IFRS 16	57
Depreciation	122
Disposals	(211)
Ending Balance	102
Depreciated cost	175	$ 2,107
Computers [Member]
Cost:
Balance at January 1, 2019	66
Effect of application of IFRS 16
Purchases	1
Disposals	(47)
Ending Balance	20
Accumulated depreciation:
Beginning Balance	16
Depreciation	10
Disposals	(11)
Ending Balance	15
Depreciated cost	5	50
Lab equipment [Member]
Cost:
Balance at January 1, 2019	2,004
Effect of application of IFRS 16
Disposals	(1,992)
Ending Balance	12
Accumulated depreciation:
Beginning Balance	97
Depreciation	102
Disposals	(187)
Ending Balance	12
Depreciated cost		1,907
Office Furniture and Equipment [Member]
Cost:
Balance at January 1, 2019	134
Effect of application of IFRS 16
Disposals	(111)
Ending Balance	23
Accumulated depreciation:
Beginning Balance	16
Depreciation	5
Disposals	(10)
Ending Balance	11
Depreciated cost	12	118
Leasehold Improve-ments [Member]
Cost:
Balance at January 1, 2019	29
Effect of application of IFRS 16
Ending Balance	29
Accumulated depreciation:
Beginning Balance	4
Depreciation	3
Ending Balance	7
Depreciated cost	22	25
Motor vehicles [Member]
Cost:
Balance at January 1, 2019	8
Effect of application of IFRS 16
Disposals	(8)
Accumulated depreciation:
Beginning Balance	1
Depreciation	2
Disposals	(3)
Depreciated cost		$ 7
Leasehold office [Member] | Right-of-use assets [Member]
Cost:
Effect of application of IFRS 16	193
Ending Balance	193
Accumulated depreciation:
Effect of application of IFRS 16	57
Ending Balance	57
Depreciated cost	$ 136